Other liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Non-current
Concession fee payable	$ 690,319	$ 700,395
Advances from customers	13,368	13,910
Provisions for legal claims	8,979	9,712
Provision for maintenance costs	21,364	19,079
Other taxes payable	199	508
Employee benefit obligation	4,382	4,376
Salary payable	291	286
Other liabilities with related parties	15,275	1,382
Other payables	14,187	18,735
Total other non-current liabilities	768,364	768,383
Current
Concession fee payable	223,051	228,614
Other taxes payable	18,921	17,288
Salary payable	41,656	46,061
Other liabilities with related parties	2,689	1,121
Advances from customers	5,647	5,098
Provision for maintenance cost	5,678	3,835
Expenses provisions	6,203	2,413
Provisions for legal claims	5,286	3,424
Other payables	36,733	49,224
Total other current liabilities	$ 345,864	$ 357,078